Stock and Incentive Plan (Detail) (USD $)	3 Months Ended		12 Months Ended			0 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Oct. 09, 2014 item	Dec. 31, 2010
2010 Stock Option and Equity Incentive Plan
Stock and Incentive Plans
Number of shares authorized							1,000,000
Stock based compensation expense	$ 21,000	$ 121,000	$ 329,000	$ 323,000	$ 255,000
Unrecognized compensation expense (in dollars)			230,000	1,670,000
Portion of unrecognized compensation expense expected to be recognized over remaining requisite service periods of awards granted				844,000
Portion of unrecognized compensation expense not expected to be recognized due to performance criteria not expected to be achieved				826,000
Assumptions used to measure fair value of each option award estimated on grant date using Black-Scholes option-pricing model
Dividend yield (as a percent)		0.00%	0.00%	0.00%
Expected volatility (as a percent)		5.60%	5.60%	4.00%
Risk-free interest rate, minimum (as a percent)			2.54%	2.05%
Risk-free interest rate, maximum (as a percent)			2.85%	2.75%
Additional disclosures
Stock based compensation expense	21,000	121,000	329,000	323,000	255,000
2010 Stock Option and Equity Incentive Plan | Minimum
Assumptions used to measure fair value of each option award estimated on grant date using Black-Scholes option-pricing model
Expected life			6 years 6 months
2010 Stock Option and Equity Incentive Plan | Maximum
Assumptions used to measure fair value of each option award estimated on grant date using Black-Scholes option-pricing model
Expected life			6 years 10 months 24 days
Omnibus Plan
Stock and Incentive Plans
Number of shares authorized	1,000,000		1,000,000
Stock based compensation expense			126,000
Assumptions used to measure fair value of each option award estimated on grant date using Black-Scholes option-pricing model
Dividend yield (as a percent)	0.00%
Expected life	6 years
Expected volatility (as a percent)	37.00%
Additional disclosures
Stock based compensation expense			126,000
Restricted shares | 2010 Stock Option and Equity Incentive Plan
Stock and Incentive Plans
Number of shares authorized							100,000
Term of continuous service for vesting awards	4 years		4 years
Unrecognized compensation expense (in dollars)	258,000		286,000	150,000
Additional disclosures
Requisite service period to recognize compensation cost	2 years 3 months 26 days		1 year 8 months 27 days
Activity in shares
Nonvested at the beginning of the period (in shares)	62,250	35,000	35,000	40,000
Granted (in shares)		13,500	28,500	1,000
Vested (in shares)	(20,000)
Forfeited (in shares)		(250)	(1,250)	(6,000)
Nonvested at the end of the period (in shares)	42,250	48,250	62,250	35,000
Activity in weighted average grant date fair value
Nonvested at the beginning of the period (in dollars per share)	$ 10.86	$ 10.02	$ 10.02	$ 10.00
Granted (in dollars per share)		$ 10.85	$ 11.93	$ 10.85
Forfeited (in dollars per share)		$ (10.85)	$ (10.85)	$ (10.00)
Nonvested at the end of the period (in dollars per share)	$ 11.30	$ 10.25	$ 10.86	$ 10.02
Restricted stock units | Omnibus Plan
Stock and Incentive Plans
Awards granted in conjunction with cancellation of awards under Incentive Plan (in shares)						81,480
Number of employees and directors granted awards in conjunction with cancellation of awards under Incentive Plan						29
Restricted stock units vested from the date of grant						5 years
Annual vesting percentage of shares granted under the Plan						20.00%
Incremental compensation cost resulting from plan modification						1,059,000
Incremental cost resulting from plan modification, recognition period						5 years
Stock based compensation expense	69,000
Unrecognized compensation expense (in dollars)	1,072,000		922,000
Restricted stock additional units granted to employees and directors	25,474	0	8,223
Additional disclosures
Requisite service period to recognize compensation cost	4 years 2 months 16 days		4 years 8 months 27 days
Stock based compensation expense	69,000
Activity in shares
Nonvested at the beginning of the period (in shares)	82,903
Granted (in shares)	25,474		89,703
Vested (in shares)			(7,000)
Nonvested at the end of the period (in shares)	108,377		82,903
Activity in weighted average grant date fair value
Nonvested at the beginning of the period (in dollars per share)	$ 13.00
Granted (in dollars per share)	$ 14.17		$ 13.00
Nonvested at the end of the period (in dollars per share)	$ 13.28		$ 13.00
Stock option | 2010 Stock Option and Equity Incentive Plan
Stock and Incentive Plans
Number of shares authorized							900,000
Term of continuous service for vesting awards	5 years		5 years
Contractual terms for non-controlling participants	10 years		10 years
Unrecognized compensation expense (in dollars)			230,000	1,520,000
Assumptions used to measure fair value of each option award estimated on grant date using Black-Scholes option-pricing model
Expected life				10 years
Stock option | Omnibus Plan
Stock and Incentive Plans
Restricted stock units vested from the date of grant	3 years
Stock based compensation expense	18,000
Unrecognized compensation expense (in dollars)	201,000
Restricted stock additional units granted to employees and directors	44,080	0
Additional disclosures
Requisite service period to recognize compensation cost	2 years 9 months 4 days
Stock based compensation expense	18,000
Performance-based stock options | 2010 Stock Option and Equity Incentive Plan
Stock and Incentive Plans
Number of shares authorized							500,000
Cancelled during the period (in shares)			(467,500)			(467,500)
Cancelled during the period (in dollars per share)			$ (10.14)			$ (10.13)
Number of shares awarded under stock options		40,000	50,000	10,000
Stock based compensation expense				0
Unrecognized compensation expense (in dollars)	0		0	349,000
Shares Underlying Options activity
Outstanding at beginning of period (in shares)		422,500	422,500	432,500
Granted during the period (in shares)		40,000	50,000	10,000
Forfeited during the period (in shares)			(5,000)	(20,000)
Cancelled during the period (in shares)			(467,500)			(467,500)
Outstanding at the end of period (in shares)		462,500		422,500	432,500
Activity in weighted exercise price
Outstanding at beginning of period (in dollars per share)		$ 10.02	$ 10.02	$ 10.00
Granted during the period (in dollars per share)		$ 10.85	$ 11.26	$ 10.85
Forfeited during the period (in dollars per share)			$ (10.85)	$ (10.00)
Cancelled during the period (in dollars per share)			$ (10.14)			$ (10.13)
Outstanding at the end of period (in dollars per share)		$ 10.09		$ 10.02	$ 10.00
Weighted average fair value of options granted during the period (in dollars per share)		$ 2.74	$ 2.03	$ 2.51
Weighted Average Contractual Term
Outstanding at beginning of period		8 years		8 years	8 years
Outstanding at the end of period		8 years		8 years	8 years
Additional disclosures
Aggregate intrinsic value of outstanding stock options (in dollars)	0	1,300,000		1,216,000
Aggregate intrinsic value of exercisable stock options (in dollars)	0	0	0	0
Requisite service period to recognize compensation cost				7 years
Stock based compensation expense				0
Number of performance conditions met				1
Activity in shares
Granted (in shares)			50,000
Nonperformance-based stock options
Stock and Incentive Plans
Number of shares awarded under stock options	44,080
Shares Underlying Options activity
Granted during the period (in shares)	44,080
Outstanding at the end of period (in shares)	44,080
Activity in weighted exercise price
Granted during the period (in dollars per share)	$ 14.17
Outstanding at the end of period (in dollars per share)	$ 14.17
Weighted average fair value of options granted during the period (in dollars per share)	$ 5.46
Weighted Average Contractual Term
Options exercisable at end of period	9 years 9 months 4 days
Additional disclosures
Aggregate intrinsic value of outstanding stock options (in dollars)	0
Nonperformance-based stock options | 2010 Stock Option and Equity Incentive Plan
Stock and Incentive Plans
Number of shares awarded under stock options		20,000	30,000	10,000
Unrecognized compensation expense (in dollars)	186,000	381,000	230,000	402,000
Shares Underlying Options activity
Outstanding at beginning of period (in shares)	352,500	327,500	327,500	332,500
Granted during the period (in shares)		20,000	30,000	10,000
Forfeited during the period (in shares)			(5,000)	(15,000)
Outstanding at the end of period (in shares)	352,500	347,500	352,500	327,500	332,500
Options exercisable at end of period (in shares)	245,000	179,800	189,000	115,500
Activity in weighted exercise price
Outstanding at beginning of period (in dollars per share)	$ 10.14	$ 10.03	$ 10.03	$ 10.00
Granted during the period (in dollars per share)		$ 10.85	$ 11.53	$ 10.85
Forfeited during the period (in dollars per share)			$ (10.85)	$ (10.00)
Outstanding at the end of period (in dollars per share)	$ 10.14	$ 10.07	$ 10.14	$ 10.03	$ 10.00
Options exercisable at end of period (in dollars per share)	$ 10.05	$ 10.39	$ 10.05	$ 10.00
Weighted average fair value of options granted during the period (in dollars per share)		$ 2.62	$ 1.94	$ 2.51
Weighted Average Contractual Term
Outstanding at beginning of period	6 years 3 months 29 days	7 years 6 months 26 days	6 years 6 months 29 days	7 years 8 months 9 days	8 years 2 months 5 days
Outstanding at the end of period	6 years 3 months 29 days	7 years 6 months 26 days	6 years 6 months 29 days	7 years 8 months 9 days	8 years 2 months 5 days
Options exercisable at end of period	6 years 1 month 6 days	6 years 4 months 10 days	6 years 4 months 13 days	7 years 7 days
Additional disclosures
Aggregate intrinsic value of outstanding stock options (in dollars)	1,350,000	983,000	1,420,000	939,000
Aggregate intrinsic value of exercisable stock options (in dollars)	$ 960,000	$ 451,000	$ 780,000	$ 335,000
Requisite service period to recognize compensation cost	1 year 9 months 4 days		2 years 3 months 29 days
Activity in shares
Granted (in shares)			30,000